Summary of significant accounting policies (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($) item	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2014 PRC item
Accounting Policies
Estimated useful life of the operating rights	30 years	30 years
Impairment of long-lived assets		0	0	0
Penalty charged to customers for early termination of the storage service		0
Advertising and promotion costs	$ 4,952	30,785	19,215	12,460
Agreement with customers, blood storage period	18 years	18 years
Agreement with customers, blood storage renewal period	1 year	1 year
Customer delinquent period before ceasing of recognizing storage revenue	24 months	24 months	24 months	24 months
Number of main subsidiaries					3
VAT tax rate, currently applicable	6.00%	6.00%
Business tax rate, no longer applicable	5.00%	5.00%
Debt issuance costs, period charged	5 years	5 years
Number of operating segments	1	1